Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (5,653)	$ (5,487)	$ (5,580)	$ (5,728)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	[1]	311	309
Credit related fair value adjustments		(74)	(70)
Carrying value		237	239
Carrying value net related allowance		235	237
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (2)	$ (2)

[1]	Represents principal amount owed net of write-offs.